First Trust India NIFTY 50 Equal Weight ETF Investment Strategy - First Trust India NIFTY 50 Equal Weight ETF	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is owned and is developed, maintained and sponsored by NSE Indices Limited (the “Index Provider”). The Index Provider makes all decisions on additions and deletions of companies comprising the Index. According to the Index Provider, the Index aims to measure the performance of constituents forming the Nifty 50 Index (the “Benchmark Index”). The Benchmark Index tracks the behavior of a portfolio of blue-chip companies, the largest and most liquid Indian securities, includes 50 of all the companies listed and/or traded on the National Stock Exchange of India Ltd. ("NSE"), captures approximately 66% of its float-adjusted market capitalization and is a true reflection of the Indian stock market according to the Index Provider. The Index includes the same 50 companies included in the Benchmark Index but gives each an equal weight. According to the Index Provider, while the Index rebalances quarterly and reconstitutes semi-annually, throughout the year, off-cycle rebalancing and reconstitution of the Index will be initiated in case any of the Index constituents ceases to form part of the Benchmark Index due to suspension, delisting or scheme of arrangement. The Fund may invest in emerging market companies, securities denominated in non-U.S. currencies and companies with various market capitalizations. The Index is rebalanced quarterly and reconstituted semi-annually and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Index’s quarterly rebalance schedule may cause the Fund to experience a higher rate of portfolio turnover. According to the Index Provider, an unscheduled Index reconstitution may be undertaken if an Index constituent becomes subject to a merger, spin-off or delisting; or in specific cases of capital restructuring which may result in a change in the stock price of a constituent company. An unscheduled Index reconstitution may also be undertaken, at the discretion of the Index Provider, due to adverse regulatory findings or orders issued against any constituent that necessitates removal of such stock from the Index. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of March 31, 2026, the Index was composed of 50 securities and the Fund had significant investments in financial companies and Indian issuers, although this may change from time to time. The Fund’s investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of March 31, 2026. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of March 31, 2026, the Index was composed of 50 securities and the Fund had significant investments in financial companies and Indian issuers, although this may change from time to time.